Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381